Business Segment (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Business segment information

Financial data for TDS’ reportable segments for 2017, 2016 and 2015, is as follows.  See Note 1 — Summary of Significant Accounting Policies and Recent Accounting Pronouncements for additional information.

		TDS Telecom
Year Ended or as of December 31, 2017	U.S. Cellular	Wireline	Cable	HMS	TDS Telecom Eliminations	TDS Telecom Total	Corporate, Eliminations and Other	Total
(Dollars in millions)
Operating revenues
Service	$2,978	$713	$206	$111	$(5)	$1,024	$(23)	$3,979
Equipment and product sales	912	1	–	114	–	116	37	1,065
Total operating revenues	3,890	714	206	225	(5)	1,140	14	5,044
Cost of services (excluding Depreciation, amortization
and accretion expense reported below)	732	258	98	83	(5)	434	(2)	1,164
Cost of equipment and products	1,071	2	–	95	–	97	27	1,195
Selling, general and administrative	1,412	191	54	42	–	286	(12)	1,686
Depreciation, amortization and accretion	615	151	44	28	–	222	7	844
Loss on impairment of goodwill[1]	370	–	–	35	–	35	(143)	262
(Gain) loss on asset disposals, net	17	1	2	–	–	4	–	21
(Gain) loss on sale of business and other exit costs, net	(1)	–	–	–	–	–	–	(1)
(Gain) loss on license sales and exchanges, net	(22)	–	–	–	–	–	–	(22)
Operating income (loss)	(304)	111	8	(57)	–	63	136	(105)
Equity in earnings of unconsolidated entities	137	–	–	–	–	–	–	137
Interest and dividend income	8	5	–	–	–	5	2	15
Interest expense	(113)	–	–	(4)	–	(4)	(53)	(170)
Other, net	–	–	–	–	–	–	1	1
Income (loss) before income taxes	(272)	117	8	(60)	–	65	85	(122)
Income tax expense (benefit)²	(287)					(24)	32	(279)
Net income	15					88	54	157
Add back:
Depreciation, amortization and accretion	615	151	44	28	–	222	7	844
Loss on impairment of goodwill[1]	370	–	–	35	–	35	(143)	262
(Gain) loss on asset disposals, net	17	1	2	–	–	4	–	21
(Gain) loss on sale of business and other exit costs, net	(1)	–	–	–	–	–	–	(1)
(Gain) loss on license sales and exchanges, net	(22)	–	–	–	–	–	–	(22)
Interest expense	113	–	–	4	–	4	53	170
Income tax expense (benefit)²	(287)					(24)	32	(279)
Adjusted EBITDA[3]	$820	$269	$54	$6	$–	$329	$3	$1,152

Investments in unconsolidated entities	$415	$4	$–	$–	$–	$4	$34	$453
Total assets	$6,841	$1,237	$644	$196	$–	$2,077	$377	$9,295
Capital expenditures	$469	$146	$55	$14	$–	$215	$10	$694

		TDS Telecom
Year Ended or as of December 31, 2016	U.S. Cellular	Wireline	Cable	HMS	TDS Telecom Eliminations	TDS Telecom Total	Corporate, Eliminations and Other	Total
(Dollars in millions)
Operating revenues
Service	$3,081	$696	$185	$119	$(5)	$995	$(26)	$4,050
Equipment and product sales	909	2	–	155	–	157	39	1,105
Total operating revenues	3,990	698	185	273	(5)	1,151	14	5,155
Cost of services (excluding Depreciation, amortization
and accretion expense reported below)	760	258	94	82	(4)	430	(1)	1,189
Cost of equipment and products	1,081	2	–	128	–	131	28	1,240
Selling, general and administrative	1,480	197	51	48	–	295	(16)	1,759
Depreciation, amortization and accretion	618	159	37	29	–	224	8	850
(Gain) loss on asset disposals, net	22	2	2	–	–	4	1	27
(Gain) loss on sale of business and other exit costs, net	–	–	–	–	–	–	(1)	(1)
(Gain) loss on license sales and exchanges, net	(19)	(1)	–	–	–	(1)	–	(20)
Operating income (loss)	48	80	2	(14)	–	67	(4)	111
Equity in earnings of unconsolidated entities	140	–	–	–	–	–	–	140
Interest and dividend income	6	3	–	–	–	3	2	11
Interest expense	(113)	1	–	(4)	–	(3)	(54)	(170)
Other, net	1	–	–	–	–	–	(1)	–
Income (loss) before income taxes	82	83	2	(18)	–	67	(57)	92
Income tax expense (benefit)²	33					25	(18)	40
Net income (loss)	49					42	(39)	52
Add back:
Depreciation, amortization and accretion	618	159	37	29	–	224	8	850
(Gain) loss on asset disposals, net	22	2	2	–	–	4	1	27
(Gain) loss on sale of business and other exit costs, net	–	–	–	–	–	–	(1)	(1)
(Gain) loss on license sales and exchanges, net	(19)	(1)	–	–	–	(1)	–	(20)
Interest expense	113	(1)	–	4	–	3	54	170
Income tax expense (benefit)²	33					25	(18)	40
Adjusted EBITDA[3]	$816	$242	$41	$15	$–	$298	$4	$1,118

Investments in unconsolidated entities	$413	$4	$–	$–	$–	$4	$34	$451
Total assets	$7,110	$1,231	$599	$264	$–	$2,094	$242	$9,446
Capital expenditures	$446	$108	$54	$11	$–	$173	$11	$630

		TDS Telecom
Year Ended or as of December 31, 2015	U.S. Cellular	Wireline	Cable	HMS	TDS Telecom Eliminations	TDS Telecom Total	Corporate, Eliminations and Other	Total
(Dollars in millions)
Operating revenues
Service	$3,384	$699	$175	$117	$(5)	$986	$(14)	$4,356
Equipment and product sales	647	2	–	170	–	172	35	854
Total operating revenues	4,031	701	175	287	(5)	1,158	21	5,210
Cost of services (excluding Depreciation, amortization
and accretion reported below)	775	255	79	85	(4)	414	2	1,191
Cost of equipment and products	1,053	2	–	143	–	145	26	1,224
Selling, general and administrative	1,494	194	54	47	–	294	(7)	1,781
Depreciation, amortization and accretion	607	166	35	27	–	228	9	844
(Gain) loss on asset disposals, net	16	5	1	–	–	6	–	22
(Gain) loss on sale of business and other exit costs, net	(114)	(10)	–	–	–	(10)	(12)	(136)
(Gain) loss on license sales and exchanges, net	(147)	–	–	–	–	–	–	(147)
Operating income (loss)	347	89	6	(15)	–	79	5	431
Equity in earnings of unconsolidated entities	140	–	–	–	–	–	–	140
Interest and dividend income	2	2	–	–	–	2	1	5
Interest expense	(86)	1	–	(2)	–	(1)	(55)	(142)
Other, net	1	–	–	–	–	–	–	1
Income (loss) before income taxes	404	92	7	(18)	–	81	(50)	435
Income tax expense (benefit)²	157					35	(20)	172
Net income (loss)	247					46	(30)	263
Add back:
Depreciation, amortization and accretion	607	166	35	27	–	228	9	844
(Gain) loss on asset disposals, net	16	5	1	–	–	6	–	22
(Gain) loss on sale of business and other exit costs, net	(114)	(10)	–	–	–	(10)	(12)	(136)
(Gain) loss on license sales and exchanges, net	(147)	–	–	–	–	–	–	(147)
Interest expense	86	(1)	–	2	–	1	55	142
Income tax expense (benefit)²	157					35	(20)	172
Adjusted EBITDA[3]	$852	$252	$42	$12	$–	$306	$2	$1,160

Investments in unconsolidated entities	$363	$4	$–	$–	$–	$4	$35	$402
Total assets	$7,060	$1,312	$578	$286	$–	$2,176	$186	$9,422
Capital expenditures	$533	$140	$52	$27	$–	$219	$7	$759

Numbers may not foot due to rounding.

[1]

During the twelve months ended December 31, 2017, U.S. Cellular recorded a goodwill impairment of $370 million while TDS recorded a goodwill impairment of the U.S. Cellular reporting unit of $227 million.  Prior to 2009, TDS accounted for U.S. Cellular's share repurchases as step acquisitions, allocating a portion of the share repurchase value to TDS' Goodwill.  Further, goodwill of the U.S. Cellular reporting unit was impaired at the TDS level in 2003 but not at U.S. Cellular.  Consequently, U.S. Cellular's goodwill on a stand-alone basis and any resulting impairments of goodwill does not equal the TDS consolidated goodwill related to U.S. Cellular.  For further information on the goodwill impairment see Note 7 — Intangible Assets in the Notes to Consolidated Financial Statements.

[2]	Income tax expense (benefit) is not provided at the individual segment level for Wireline, Cable and HMS. TDS calculates income tax expense for “TDS Telecom Total”.

[3]

Adjusted earnings before interest, taxes, depreciation, amortization and accretion (Adjusted EBITDA) is a segment measure reported to the chief operating decision maker for purposes of making decisions about allocating resources to the segments and assessing their performance.  Adjusted EBITDA is defined as net income, adjusted for the items set forth in the reconciliation above.  TDS believes Adjusted EBITDA is a useful measure of TDS’ operating results before significant recurring non-cash charges, gains and losses, and other items as presented above as they provide additional relevant and useful information to investors and other users of TDS' financial data in evaluating the effectiveness of its operations and underlying business trends in a manner that is consistent with management's evaluation of business performance.